Share-based payments - Shares granted under the plan (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Share-based payments
As at January 1 | $	590,000
Granted during the year | $	250,000	590,000
Exercised during the year | $	(715,000)
As at December 31 | $	125,000	590,000
Average exercise price per share beginning | $ / shares	$ 3.05
Granted during the year | $ / shares	5.76	$ 3.05
Exercised during the year | $ / shares	(3.52)
Average exercise price per share ending | $ / shares	$ 5.76	$ 3.05